Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit plans
Schedule of defined benefit pension plans

Benefit obligation for defined benefit plans
in € THOUS
	2023	2022
Partially funded obligations
U.S. plan	328,499	331,158
French plan	5,573	5,926

Funded obligations by insurance contracts
German plan	3,053	—

Unfunded obligations
German plan	542,136	394,432
French plans	10,764	10,700

Total benefit obligations	890,025	742,216

Net pension liability
in € THOUS
	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of year	742,216	1,084,546
Foreign currency translation (gains) losses	(11,702)	27,307
Current service cost	32,399	42,367
Past service cost	(538)	(512)
Interest cost	37,438	22,466
Transfer of plan participants (1)	60,368	219
Actuarial (gains) losses arising from changes in financial assumptions	81,841	(405,106)
Actuarial (gains) losses arising from changes in demographic assumptions	(33)	756
Actuarial (gains) losses arising from experience adjustments	(9,706)	3,298
Remeasurements	72,102	(401,052)
Benefits paid	(42,258)	(33,125)

Benefit obligation at end of year	890,025	742,216

Change in plan assets:
Fair value of plan assets at beginning of year	259,461	335,170
Foreign currency translation gains (losses)	(9,063)	21,974
Transfer of plan participants (1)	2,116
Interest income from plan assets	13,717	10,539
Actuarial gains (losses) arising from experience adjustments	18,782	(82,457)
Actual return on plan assets	32,499	(71,918)
Employer contributions	2,147	1,127
Benefits paid	(31,388)	(26,892)
Fair value of plan assets at end of year	255,772	259,461
Net funded position at end of year	634,253	482,755
Benefit plans offered by other subsidiaries	43,985	45,467
Net pension liability at end of year	678,238	528,222
(1)	Includes pension liabilities related to Management Board members which were attributable to Management AG prior to the Conversion and are included in the Company’s balance sheet subsequent to the Conversion.

Pension plan assets and liabilities
in € THOUS
	2023	2022
Pension plan liabilities
U.S. plan	75,876	71,790
German plan	542,136	394,432
French plans	16,241	16,533
Total	634,253	482,755
Thereof current(1)	11,943	9,193
Thereof non-current(2)	622,310	473,562

Benefit plans offered by other subsidiaries
Current pension liabilities(1)	1,968	4,810
Non-current pension liabilities(2)	42,017	40,657
Total other pension liabilities, net	43,985	45,467
(1)	Recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets.
(2)	Recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.

Schedule of weighted-average assumptions utilized in determining benefit obligations

Weighted average assumptions
in %
	2023	2022

Discount rate	4.22	4.86
Rate of compensation increase	3.18	3.22
Rate of pension increase	2.00	2.00

Schedule of sensitivity analysis

Sensitivity analysis
in € THOUS
	0.5% increase	0.5% decrease

Discount rate	(64,369)	73,142
Rate of compensation increase	10,028	(9,844)
Rate of pension increase	35,881	(32,633)

An increase of the mortality rate of 10% would reduce the pension liability by €22,207, while a decrease of 10% would increase the pension liability by €24,529 as of December 31, 2023.

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost
in € THOUS
	2023	2022	2021

Service cost	32,399	42,367	37,409
Net interest cost	23,721	11,927	10,794
Prior service cost	(538)	(512)	988
(Gains) losses from settlements	—	—	(374)
Net periodic benefit costs	55,582	53,782	48,817

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost

Weighted average assumptions
in %
	2023	2022	2021

Discount rate	4.86	2.02	2.02
Rate of compensation increase	3.22	3.17	3.17
Rate of pension increase	2.00	1.75	1.46

Schedule of expected benefit payments

Defined benefit pension plans: cash outflows
in € THOUS
	2023	2022

1 year	34,030	30,996
1 - 3 years	75,702	67,545
3 - 5 years	85,967	75,674
5 - 10 years	244,042	216,216
Total	439,741	390,431

Schedule of pension plan assets

Fair values of plan assets
in € THOUS
		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2023				2022
Equity investments
Index funds(1)	71,971	8,893	63,078	—	73,252	8,588	64,664	—

Fixed income investments
Government securities(2)	3,519	3,339	180	—	3,996	3,789	207	—
Corporate bonds(3)	167,935	—	167,935	—	169,634	—	169,634	—
Other bonds(4)	6,909	—	860	6,049	9,995	—	3,897	6,098
U.S. treasury money market funds(5)	2,289	2,289	—	—	2,491	2,491	—	—

Other types of investments
Cash, money market and mutual funds(6)	3,149	96	3,053	—	93	93	—	—
Total	255,772	14,617	235,106	6,049	259,461	14,961	238,402	6,098
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the MSCI EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.